Retirement Plans - Projected benefit obligation, accumulated benefit obligation and fair value of plan assets (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Retirement Plans
Projected benefit obligation	$ 4,612	$ 10,098
Accumulated benefit obligation	3,860	4,807
Fair value of plan assets	$ 1,562	$ 1,923